COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 34,800,000
Lease commitments:
Lease expense	1,071,287	164,811	580,724
2015	1,071,287
2016	1,071,287
2017
Total	2,142,574
Legal Matter
Damages claimed for breach of contract	800,000
Best estimate of loss	400,000
Contingent liability	$ 400,000